RESTRUCTURING (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2018 employee	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | employee	76		61	19
Restructuring costs				$ 1,100
Completion date			Mar. 28, 2019
Restructuring Reserve [Roll Forward]
Balance, beginning of period			$ 540	0
Expensed in period			7,115	1,076	$ 0
Disbursements			(5,081)	(592)
Foreign exchange			(88)	56
Balance, end of period		$ 2,486	2,486	540	$ 0
Accounts Payable and Accrued Liabilities
Restructuring Reserve [Roll Forward]
Balance, beginning of period			540
Balance, end of period		2,486	2,486	540
February 2017
Restructuring Reserve [Roll Forward]
Balance, beginning of period			540
Balance, end of period		0	0	540
March 2018
Restructuring Cost and Reserve [Line Items]
Restructuring costs			4,800
Additional restructuring costs			200
Restructuring Reserve [Roll Forward]
Balance, beginning of period			0
Balance, end of period		842	842	0
November 2018
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,300
Additional restructuring costs			300
Restructuring Reserve [Roll Forward]
Balance, beginning of period			0
Balance, end of period		$ 1,644	$ 1,644	$ 0